Goodwill and Purchased Intangibles (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
2013	$ 174,162	$ 125,956
2014	319,268	96,275
2015	319,368	96,275
2016	245,283	47,570
2017	190,064	8,396
Thereafter	490,728	69,640
Total	$ 1,738,773	$ 444,112